Shareholder Report, Line Graph (Details) 190853_Brown Advisory - Beutel Goodman Large-Cap Value Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)										12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Feb. 13, 2018	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Shares
Accumulated Value	$ 1,945,596	$ 1,908,612	$ 1,662,601	$ 1,412,994	$ 1,547,333	$ 1,104,263	$ 1,069,274	$ 958,000	$ 1,000,000	$ 2,282,398
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000® Index
Accumulated Value	2,597,635	2,245,837	1,812,951	1,518,849	1,746,508	1,220,716	1,135,753	1,032,323	1,000,000	$ 3,169,731
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000® Value Index
Accumulated Value	$ 1,906,583	$ 1,676,826	$ 1,483,172	$ 1,329,724	$ 1,427,044	$ 993,186	$ 1,089,453	$ 1,004,454	$ 1,000,000	$ 2,423,627